AMERICAN GENERAL LIFE INSURANCE COMPANY
               EXECUTIVE ADVANTAGE(R) GROUP FLEXIBLE PREMIUM
                VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                          SEPARATE ACCOUNT II

                  THE UNITED STATES LIFE INSURANCE COMPANY
                           IN THE CITY OF NEW YORK
              EXECUTIVE ADVANTAGE(R) GROUP FLEXIBLE PREMIUM
                VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                           SEPARATE ACCOUNT USL B

                    SUPPLEMENT DATED SEPTEMBER 17, 2018
                   TO POLICY PROSPECTUS, AS SUPPLEMENTED

     The purpose of this supplement is to notify owners of American General Life Insurance Company ("AGL") and The United States Life Insurance Company in the City of New York ("US Life") (AGL and US Life, together referred to hereinafter as the "Company") Policies of the reorganization of a fund offered in the Policies.

     A portfolio of BlackRock Variable Series Funds, Inc. (the "Trust"), BlackRock U.S. Government Bond V.I. Fund - Class I ("BlackRock Fund"), was reorganized into a newly created series ("New Fund") of a newly organized Maryland corporation, BlackRock Variable Series Funds II, Inc. effective on September 17, 2018 (the "Reorganization"). The New Fund has the same investment objective, strategies and policies, investment adviser, portfolio management team and service providers as the Fund. The New Fund assumed the performance and financial history of the Fund on completion of the Reorganization.

     The Board of Directors of the Trust approved the Agreement and Plan of Reorganization for the BlackRock Fund.

     You may give us instructions to transfer your accumulation value to another investment option by calling the Affluent and Corporate Markets Group at the number below or by completing a transfer form. Please refer to your Policy prospectus and fund prospectuses for information regarding the available investment options. For additional fund prospectus copies, please contact the Affluent and Corporate Markets Group. Otherwise, no action is required on your part.

     For a period of time after the Reorganization, the Company may provide you with confirmations, statements and other reports that contain the name of the Trust. Should you have any questions, please contact our Affluent and Corporate Markets Group at 1-888-222-4943 for AGL or 1-877-883-6596 for US Life.